Accrued Expenses (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accrued Expenses [Line Items]
Accrued Legal	$ 149,000	$ 90,000
Accrued Product Recall	60,000
Accrued Directors’ Compensation	0	77,000
Accrued Management Bonus	81,000	0
Accrued Interest	39,000	0
Accrued Travel	0	84,000
Accrued Other	36,000	70,000
Accrued Expenses	$ 365,000	$ 321,000